UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.4%
Gentex Corp.	700,000	$11,256,000
Modine Manufacturing Co.	430,000	4,355,900	*

Total Auto Components		15,611,900

Distributors - 1.5%
Pool Corp.	135,000	9,506,700

Diversified Consumer Services - 3.4%
2U Inc.	220,000	7,059,800	*
Service Corporation International	480,000	14,644,800

Total Diversified Consumer Services		21,704,600

Hotels, Restaurants & Leisure - 4.3%
Chuy’s Holdings Inc.	329,304	9,355,527	*
Fogo De Chao Inc.	29,906	602,008	*
Potbelly Corp.	536,630	7,319,633	*
Red Robin Gourmet Burgers Inc.	110,000	10,081,500	*

Total Hotels, Restaurants & Leisure		27,358,668

Household Durables - 1.0%
Taylor Morrison Home Corp., Class A Shares	341,270	6,569,447	*

Media - 0.7%
Carmike Cinemas Inc.	188,240	4,715,412	*

Specialty Retail - 2.7%
Monro Muffler Brake Inc.	175,000	11,068,750
Pier 1 Imports Inc.	521,210	6,155,490

Total Specialty Retail		17,224,240

TOTAL CONSUMER DISCRETIONARY		102,690,967

CONSUMER STAPLES - 2.0%
Food Products - 2.0%
TreeHouse Foods Inc.	160,000	13,113,600	*

ENERGY - 4.1%
Energy Equipment & Services - 1.8%
Frank’s International NV	319,100	5,166,229
US Silica Holdings Inc.	280,000	6,305,600

Total Energy Equipment & Services		11,471,829

Oil, Gas & Consumable Fuels - 2.3%
Diamondback Energy Inc.	55,000	3,701,500	*
Murphy USA Inc.	150,000	8,214,000	*
Sanchez Energy Corp.	400,000	2,932,000	*

Total Oil, Gas & Consumable Fuels		14,847,500

TOTAL ENERGY		26,319,329

FINANCIALS - 21.3%
Banks - 5.4%
First Interstate BancSystem Inc., Class A Shares	380,000	10,537,400
Hancock Holding Co.	263,000	7,684,860
LegacyTexas Financial Group Inc.	236,200	7,178,118
Talmer Bancorp Inc., Class A Shares	550,000	8,965,000

Total Banks		34,365,378

Capital Markets - 1.5%
RCS Capital Corp., Class A Shares	590,000	3,439,700
Triangle Capital Corp.	289,123	6,285,534

Total Capital Markets		9,725,234

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Consumer Finance - 2.4%
Springleaf Holdings Inc.	300,000	$15,153,000	*

Diversified Financial Services - 3.4%
MarketAxess Holdings, Inc.	120,000	11,736,000
PRA Group Inc.	160,000	10,168,000	*

Total Diversified Financial Services		21,904,000

Insurance - 2.9%
Assured Guaranty Ltd.	300,000	7,338,000
ProAssurance Corp.	205,370	9,917,317
Syncora Holdings Ltd.	2,124,061	1,550,565	*

Total Insurance		18,805,882

Real Estate Investment Trusts (REITs) - 4.3%
American Homes 4 Rent, Class A Shares	540,000	8,937,000
Potlatch Corp.	225,000	7,877,250
Rouse Properties Inc.	279,000	4,910,400
Summit Hotel Properties Inc.	420,000	5,724,600

Total Real Estate Investment Trusts (REITs)		27,449,250

Thrifts & Mortgage Finance - 1.4%
Washington Federal Inc.	397,690	9,258,223

TOTAL FINANCIALS		136,660,967

HEALTH CARE - 11.6%
Biotechnology - 2.9%
Amarin Corp. PLC, ADR	1,250,000	2,825,000	*
Exact Sciences Corp.	399,010	9,604,171	*
Ligand Pharmaceuticals Inc.	54,000	5,846,040	*

Total Biotechnology		18,275,211

Health Care Equipment & Supplies - 4.8%
Cyberonics Inc.	165,000	10,131,000	*
Endologix Inc.	530,000	7,557,800	*
Haemonetics Corp.	127,000	5,081,270	*
Quotient Ltd.	473,600	8,122,240	*

Total Health Care Equipment & Supplies		30,892,310

Health Care Providers & Services - 2.7%
Brookdale Senior Living Inc.	208,020	6,891,702	*
Surgical Care Affiliates Inc.	272,000	10,341,440	*

Total Health Care Providers & Services		17,233,142

Health Care Technology - 1.2%
Press Ganey Holdings Inc.	250,000	7,827,500	*

TOTAL HEALTH CARE		74,228,163

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.4%
HEICO Corp.	160,002	8,772,910

Airlines - 1.8%
Allegiant Travel Co.	54,000	11,487,420

Commercial Services & Supplies - 1.5%
Copart Inc.	265,000	9,547,950	*

Machinery - 2.2%
CIRCOR International Inc.	110,000	5,261,300
Woodward Inc.	184,500	9,106,920

Total Machinery		14,368,220

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Professional Services - 0.8%
ICF International Inc.	150,000	$5,499,000	*

Road & Rail - 3.1%
Landstar System Inc.	143,000	10,300,290
Old Dominion Freight Line Inc.	130,000	9,509,500	*

Total Road & Rail		19,809,790

Trading Companies & Distributors - 2.3%
GATX Corp.	132,000	7,001,280
Rush Enterprises Inc., Class A Shares	300,000	7,647,000	*

Total Trading Companies & Distributors		14,648,280

TOTAL INDUSTRIALS		84,133,570

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment, Instruments & Components - 2.3%
Knowles Corp.	375,000	7,143,750	*
Methode Electronics Inc.	275,000	7,378,250

Total Electronic Equipment, Instruments & Components		14,522,000

Internet Software & Services - 6.7%
Criteo SA, ADR	140,500	7,478,815	*
DHI Group Inc.	730,000	5,818,100	*
Q2 Holdings Inc.	416,430	11,322,731	*
WebMD Health Corp.	187,000	8,149,460	*
Xoom Corp.	400,000	9,940,000	*

Total Internet Software & Services		42,709,106

IT Services - 4.3%
CSG Systems International Inc.	364,680	11,341,548
EVERTEC Inc.	574,960	10,820,747
NeuStar Inc., Class A Shares	170,950	5,277,227	*

Total IT Services		27,439,522

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries Inc.	280,000	7,333,200	*
Applied Micro Circuits Corp.	850,000	5,278,500	*
Semtech Corp.	319,510	5,620,181	*

Total Semiconductors & Semiconductor Equipment		18,231,881

Software - 5.5%
AVG Technologies NV	390,000	11,208,600	*
Manhattan Associates Inc.	130,000	8,426,600	*
PROS Holdings Inc.	220,000	4,811,400	*
Tyler Technologies Inc.	80,000	11,163,200	*

Total Software		35,609,800

TOTAL INFORMATION TECHNOLOGY		138,512,309

MATERIALS - 3.6%
Chemicals - 1.9%
Balchem Corp.	160,000	9,067,200
Koppers Holdings Inc.	170,000	3,451,000

Total Chemicals		12,518,200

Metals & Mining - 1.7%
Steel Dynamics Inc.	532,520	10,666,376

TOTAL MATERIALS		23,184,576

UTILITIES - 3.7%
Electric Utilities - 2.4%
PNM Resources Inc.	193,000	5,091,340
Portland General Electric Co.	280,000	10,082,800

Total Electric Utilities		15,174,140

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY			SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.3%
Dynegy Inc.			326,000	$8,492,300	*

TOTAL UTILITIES				23,666,440

TOTAL COMMON STOCKS (Cost - $554,760,741)				622,509,921

INVESTMENT IN UNDERLYING FUNDS - 1.4%
FINANCIALS - 1.4%
Main Street Capital Corp. (Cost - $9,241,282)			292,059	8,875,673	(a)

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Super Dimension Ltd., Escrow Receipt (Cost - $0)			490,216	639,051	*(b)(c)(d)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.7%
Quotient Ltd. (Cost - $61,490)		10/25/15	573,600	4,433,928	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $564,063,513)				636,458,573

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,828,016)	0.118%		5,828,016	5,828,016

TOTAL INVESTMENTS - 100.1% (Cost - $569,891,529#)				642,286,589
Liabilities in Excess of Other Assets - (0.1)%				(496,959)

TOTAL NET ASSETS - 100.0%				$641,789,630

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (formerly ClearBridge Special Investment Trust) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective August 1, 2015, the Fund’s name and investment policies changed.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$622,509,921	—	—	$622,509,921
Investment in underlying funds	8,875,673	—	—	8,875,673
Preferred stocks	—	—	$639,051	639,051
Warrants	—	$4,433,928	—	4,433,928

Total long-term investments	$631,385,594	$4,433,928	$639,051	$636,458,573

Short-term investments†	5,828,016	—	—	5,828,016

Total investments	$637,213,610	$4,433,928	$639,051	$642,286,589

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$130,169,807
Gross unrealized depreciation	(57,774,747)

Net unrealized appreciation	$72,395,060

3. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of a readily ascertainable market value, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2015	Value per Share	Percent of Net Assets	Distributions Received
Super Dimension Ltd., Escrow Receipt	490,216	5/12	$0	$639,051	$1.30	0.10%	$6,222

4. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2015:

	Affiliate						Affiliate
	Value at	Purchased		Sold		Dividend	Value at	Realized
	10/31/14	Cost	Shares	Cost	Shares	Income	7/31/15	Loss
Syncora Holdings Ltd.*	$7,061,602	—	—	$3,751,798	1,406,740	—	—	$(1,319,224)

*	This security is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015